File Nos. and 333-177169 and 811-22612

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No.

Post-Effective Amendment No. 4

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

Amendment No. 6

(Check appropriate box or boxes)

WAKEFIELD ALTERNATIVE SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

700 Seventeenth Street, Suite 1550

Denver, CO 80202

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (303) 226-1359

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, 17th Fl.

Columbus, OH 43215

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 4 to be signed on its behalf by the undersigned, duly authorized, in the City of Denver, State of Colorado, on the 4th day of October 2013.

Wakefield Alternative Series Trust, Registrant

By:	/s/ Patrick F. Hart III
Patrick F. Hart III, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Titles	Date
/s/ Patrick F. Hart III Patrick F. Hart III	President and Principal Executive Officer	October 4, 2013
/s/ Patrick J. Kane Patrick J. Kane	Trustee, Treasurer, Principal Financial Officer. Director WMFS Fund Limited	October 4, 2013
/s/ Maryellen Lamb Maryellen Lamb	Trustee. Director WMFS Fund Limited	October 4, 2013
/s/ Timothy R. Farley Timothy R. Farley	Trustee. Director WMFS Fund Limited	October 4, 2013
/s/ Paul E. Olin Paul E. Olin	Trustee. Director WMFS Fund Limited	October 4, 2013

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase